Leases - Disclosure of maturity analysis of lease liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 1,324	£ 1,500
Not more than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	174	229
One to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	169	216
Two to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	144	193
Three to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	120	160
Four to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	97	140
Five to ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	338	457
Greater than ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 282	£ 105